Annual Operating Expenses - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2023
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.83%	[1]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual operating expenses	1.13%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual operating expenses	1.94%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.28%
Total annual operating expenses	1.38%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.72%

[1]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.